Income tax	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Income tax

Note 14 - Income tax

The provision for income taxes consisted of the following:

	For the Six Months Ended June 30,
	2025	2026
	S$’000	S$’000
Current year income tax expense	-	-
Over-provision in prior year	-	(9)
Income tax benefit	-	(9)

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. Our Company’s subsidiaries mainly operate in Singapore that are subject to taxes in the jurisdictions in which they operate, as follows:

Cayman Islands

Fitness Champs Holdings Limited is an exempted Cayman Islands company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

BVI

Northen Star Limited is an exempted British Virgin Islands company and is presently not subject to income taxes or income tax filing requirements in the British Virgin Islands or the United States.

Dubai

Fitness Champs Excellence Sports Academy LLC is operating in Dubai and is subject to the Dubai tax law at the corporate tax rate at 9% on the assessable income arising in Dubai during its tax year.

As of June 30, 2026, the operation in Dubai incurred S$243,000 (2025: S$160,000) of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards has no expiration. The Company has provided for a full valuation allowance against the deferred tax assets of S$22,000 (2025: S$160,000) on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Singapore

Fitness Champs Aquatics Pte Ltd and Fitness Champs Pte Ltd are operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore during its tax year.

As of June 30, 2026, the operation in Singapore incurred S$544,000 (December 31, 2025: S$918,000) of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carry forwards has no expiration.

The Company has provided for a full valuation allowance against the deferred tax assets of S$92,000 (December 31, 2025: S$156,000) on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

No provision for income tax expenses as we did not have taxable profits for the six months ended June 30, 2025 and 2026.

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the six months ended June 30, 2025 and 2026 are as follows:

	June 30, 2025	June 30, 2026
	S$’000	S$’000
Net loss before income taxes	(248)	(3,394)
Income tax expense at Cayman statutory rate	-	-
Effect of foreign tax rates	17%	17%
Income tax expense at statutory rate	(42)	(577)
Effect of lower tax rates in foreign jurisdictions	-	449
Tax effect on non-deductible expenses	-	14
Tax effect on non-taxable income	-	-
Corporate tax exemption	5	-
Over-provision in prior year	-	(9)
Unrecognized deferred tax asset	37	114
Income tax benefit	-	(9)

*	The Company has reconciled to the Singapore corporate income tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%.

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the six months ended June 30, 2025 and 2026 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2025.